Divestments and Investments (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 22, 2018
Business Acquisition [Line Items]
Net gain on divestiture of minority interest			$ 7,908	$ (788)
Operating expenses			334,071	$ 353,300	$ 404,019
Equity method investments made during the period			5,200
LPW Technology [Member]
Business Acquisition [Line Items]
Total consideration from divestiture of minority interest			33,600
Total cash received upon closing from divestiture of minority interest			30,300
Net gain on divestiture of minority interest			$ 13,500
Ownership percentage						40.00%
Solidscape, Inc [Member]
Business Acquisition [Line Items]
Net gain on divestiture of minority interest	$ 7,000
Evolve Research and Development Project [Member]
Business Acquisition [Line Items]
Operating expenses		$ 1,600
Write-off of in-process research and development project		$ 5,000